Cover	Sep. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002142056
Document Type	S-6
Entity Registrant Name	FT 13205
Document Period End Date	Sep. 03, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks above-average total return. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in dividend-paying common stocks from three distinct and, we believe, complementary segments of the market as well as closed-end funds (“CEFs”) which invest in dividend-paying securities. The portfolio is weighted based on the allocation below.

•	Dividend Strength–25%. The stocks for this component of the portfolio are selected from the S&P Composite 1500® Index. Through our selection process, we seek to identify companies we consider well-capitalized with strong balance sheets, with a record of financial strength and profit growth, a history of dividend payments, and the ability to generate dividend growth.
•	High Dividend–25%. The stocks for this component of the portfolio are also selected from the S&P Composite 1500® Index. With this component, we seek to identify companies we consider well-capitalized with above-average dividend yields and the ability to sustain current dividend levels.
•	International High Dividend–25%. These stocks are selected from a universe of foreign companies that trade on a U.S. stock exchange either directly or through an American Depositary Receipt/ADR. Our selection process seeks to identify companies we consider well-capitalized with above-average dividend yields and the ability to sustain current dividend levels.
•	Dividend & Income CEFs–25%. This component is comprised of a pool of closed-end funds which invest in dividend-paying securities. A portion of these closed-end funds, on an ongoing basis, will sell covered call options. An option is considered “covered” when a closed-end fund owns the equity securities against which the options are sold. Though call options can be used for many investment purposes, they are typically used as a tool to potentially enhance returns, offer a current yield to investors, and provide limited downside protection.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to companies headquartered or incorporated in Europe and companies with various market capitalizations through the Trust’s investments in Common Stocks and to common stock, derivative instruments, foreign securities, depositary receipts and companies with various market capitalizations through the Trust’s investments in the Funds.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.